Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	May 15, 2018 USD ($)
Disclosure of summary of significant accounting policies [line items]
Description of hedging relationship considered highly effective	A hedging relationship is considered highly effective if the results of the hedging instrument are within a ratio of 80% to 125% of the results of the hedged item.
Impairment of available-for-sale equity instruments, significant or prolonged decline, description	Significant or prolonged decline is defined as an unrealized loss position for generally more than six months or a fair value of less than 80% of the cost price of the investment.
Threshold period for investment in equity securities in a continuous decline in value to be considered	more than six months
Threshold percentage by which investments in equity securities have declined in value to be considered	80.00%
Principal amount	€ 136,000,000
Gain or loss is recognized in on purchase, sale, issue or cancellation of instruments	0
Net income after accounting policy changes	€ (135,000,000)	€ 1,236,000,000	€ 707,000,000
Impact on earnings per share basic and diluted | € / shares	€ 0.02
Aegon N.V [member]
Disclosure of summary of significant accounting policies [line items]
Net income after accounting policy changes	€ (146,000,000)	€ (141,000,000)	€ (122,000,000)
Aegon N.V [member] | Accounting Policy Change Liquidity Adequacy Testing [Member]
Disclosure of summary of significant accounting policies [line items]
Net income after accounting policy changes	42,000,000
Changes in equity	22,000,000
Increase in reinsurance assets	66,000,000
Increase (decrease) in deferred expenses	(24,000,000)
Increase (decrease) through other changes liabilities under insurance and reinsurance contracts	16,000,000
Adjustments for increase (decrease) in other operating receivables	(2,000,000)
Increase (decrease) in deferred tax liability	€ 2,000,000
Non-cumulative subordinated notes [member]
Disclosure of summary of significant accounting policies [line items]
Principal amount | $				$ 525,000,000